Significant Contingent Liabilities and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Significant Contingent Liabilities and Unrecognized Contract Commitments	Significant Contingent Liabilities and Unrecognized Contract Commitments 9(1) Contingencies None. 9(2) Commitments Except for Notes 6(6), 6(8) and 7(2), there is no other significant commitments.